Net Loss per Share (Details) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to common stockholders - basic and diluted	$ (7,626,000)		$ (2,000)		$ (2,000)	$ (11,708,000)		$ (390,000)	$ (11,912,000)
Evolv Technologies Holdings, Inc.
Numerator:
Net loss attributable to common stockholders - basic and diluted	$ (22,371,000)	$ (13,755,000)	$ (5,104,000)	$ (6,430,000)		$ (36,126,000)	$ (11,534,000)			$ (27,392,000)	$ (19,857,000)
Denominator:
Weighted average common shares outstanding - basic and diluted	31,540,397		23,568,291			29,593,131	23,491,518			23,625,483	22,655,763
Net loss per share attributable common stockholders ? basic and diluted	$ (0.71)		$ (0.22)			$ (1.22)	$ (0.49)			$ (1.16)	$ (0.88)